UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive (Loss)/Income	Total Before Non-Controlling Interest	Non-Controlling Interest	Preferred Units	Common Units	General Partner Units and IDRs [1]	Incentive Distribution Rights General Partner Units and IDRs
Beginning Balance at Dec. 31, 2017	$ 847,601	$ 26	$ 771,057	$ 76,544	$ 132,991	$ 585,440	$ 52,600
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	93,383		92,159	1,224	9,023	81,472	1,664
Other comprehensive income	(26)	(26)	(26)
Cash distributions	(132,880)		(132,880)		(9,023)	(121,372)	(2,485)
Net proceeds from equity issuances	13,854		13,854			13,563	291
Units options expense	174		174			174
Common units acquired and cancelled	(9,477)		(9,477)			(9,477)
Ending Balance at Sep. 30, 2018	812,629	0	734,861	77,768	132,991	549,800	52,070
Beginning Balance at Jun. 30, 2018	807,415	0	730,019	77,396	132,991	545,047	51,981
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	49,336		48,964	372	3,019	45,025	920
Other comprehensive income	0
Cash distributions	(44,180)		(44,180)		(3,019)	(40,330)	(831)
Units options expense	58		58			58
Ending Balance at Sep. 30, 2018	812,629	0	734,861	77,768	132,991	549,800	52,070
Beginning Balance at Dec. 31, 2018	759,517	0	679,615	79,902	132,991	495,576	51,048	$ 32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	(10,428)		(12,590)	2,162	9,057	(21,213)	(434)
Other comprehensive income	0
Cash distributions	(95,021)		(95,021)		(9,057)	(84,223)	(1,741)
Units options expense	177		177			177
Common units acquired and cancelled	(1,565)		(1,565)			(1,565)
Ending Balance at Sep. 30, 2019	652,680	0	570,616	82,064	132,991	388,752	48,873	32,500
Beginning Balance at Jun. 30, 2019	677,763	0	595,872	81,891	132,991	413,525	49,356
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	8,097		7,924	173	3,019	4,808	97
Other comprehensive income	0
Cash distributions	(31,674)		(31,674)		(3,019)	(28,075)	(580)
Units options expense	59		59			59
Common units acquired and cancelled	(1,565)		(1,565)			(1,565)
Ending Balance at Sep. 30, 2019	$ 652,680	$ 0	$ 570,616	$ 82,064	$ 132,991	$ 388,752	$ 48,873	$ 32,500

[1]	As of September 30, 2019, the carrying value of the equity attributable to the holders of our incentive distribution rights ("IDRs") was $32.5 million (December 31, 2018: $32.5 million).